Note E - Stock-Based Compensation (Details) - Summary of Option Activity (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 10, 2009
Summary of Option Activity [Abstract]0
Outstanding Balance - Number of Options	4,148	3,216		3,300
Outstanding - Weighted Average Exercise Price Per Share (in Dollars per share)	$ 1.60	$ 2.03
Exercisable at June 30, 2013	393	5,518	2,899
Exercisable at June 30, 2013 (in Dollars per share)	$ 16.54	$ 1.17	$ 2.18
Forfeited	(2)	481	353
Forfeited (in Dollars per share)	$ 66.20	$ 0.57	$ 0.60
Outstanding Balance - Number of Options	427	4,148	3,216	3,300
Outstanding - Weighted Average Exercise Price Per Share (in Dollars per share)	$ 15.30	$ 1.60	$ 2.03